Revenue - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 11,867	$ 781	$ 14,856	$ 1,553	$ 1,554	$ 3,856
Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Revenue					361	16
Revenue recognized over time
Disaggregation of Revenue [Line Items]
Revenue					$ 1,193	$ 3,840